Accounts Payable and Accrued Liabilities	12 Months Ended
Jun. 30, 2022
Accounts Payable and Accrued Liabilities [Abstract]
Accounts Payable and Accrued Liabilities
7.	Accounts Payable and Accrued Liabilities

	June 30, 2022	June 30, 2021	June 30, 2020
	$	$	$
Trade payables	568,065	215,640	125,786
Accrued liabilities	614,384	46,485	-
	1,182,449	262,125	125,786

Accounts payable of the Company are principally comprised of amounts outstanding for trade purchases incurred in the normal course of business.